Related-Party Transactions (Cash Payments Made To (Received From) Members In Lieu Of Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Federal income taxes		$ 175	$ 52	$ 89	[1]	$ (23)	[1]
Texas margin taxes		23	12	12	[2]	21	[2]
Total payments (receipts)		198	64	101		(2)
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes		140	48	78	[1]	(18)	[1]
Texas margin taxes		23	12	12	[2]	21	[2]
Total payments (receipts)		163	60	90		3
Income tax payments to members	33
Income tax refunds from members	10
Texas Transmission And Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes		35	4	11	[1]	(5)	[1]
Total payments (receipts)		$ 35	$ 4	$ 11		$ (5)

[1]	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
[2]	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.